Government Loans Payable (Details) - Schedule of Future Minimum EIDL Loan Payments - Government Loans Payable [Member]	Jun. 30, 2024 USD ($)
Schedule of Future Minimum Loan Payments [Line Items]
June 30, 2025	$ 1,331
June 30, 2026	1,382
June 30, 2027	1,435
June 30, 2028	1,490
June 30, 2029	1,547
Thereafter	49,919
Total	$ 57,104